Short-term Bank Loans (Tables)	3 Months Ended
Mar. 31, 2014
Short-term Bank Loans [Abstract]
Schedule of Short Term Bank Loans

Short term bank loans consisted of the following:

			March 31,	December 31,
	Due date	Interest rate	2014	2013
Unsecured bank loan:
China Construction Bank	4/30/2014	5.54% per annum	$2,272,026	$-

			$2,272,026	$-